Common Stock Warrants	12 Months Ended
Dec. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants

Note 16 – Common Stock Warrants

Warrants Granted (2017)

On December 28, 2017, the Company received net proceeds of $80,000 in exchange for an unsecured convertible promissory note that carries a 5% interest rate with a face value of $90,000 (First RDP Note), which matured on February 26, 2018. In addition, the Note Holder was awarded 10,000,000 warrants, exercisable at $0.03 per share over a period of four months, commencing on August 11, 2019. The warrants are cancellable in exchange for $1 if this note and the SK L-58, LLC note dated September 19, 2017 are repaid in full.

On October 27, 2017, the Company entered into a Securities Purchase Agreement with Black Mountain Equities, Inc. and Gemini Master Fund, Ltd. (the “Investors”), pursuant to which the Company sold to each Investor, for a purchase price of $150,000, (i) a Promissory Note (a “Note”) in the principal amount of $158,000, and (ii) a Series A Warrant exercisable until October 27, 2022 to purchase 1,000,000 shares of the Company’s common at a price of $0.15 per share (a “Series A Warrant”) , and (iii) a Series B Warrant exercisable until October 27, 2022 to purchase 75,000 shares of the Company’s common at a price of $0.15 per share (a “Series B Warrant”), resulting in aggregate gross proceeds to the Company of $300,000. The Series A and B Warrants carry ratchet provisions, which ratcheted on February 7, 2018 to 3,036,437 warrants at a strike price of $0.0494 and 227,733 warrants at a strike price of $0.0494, respectively. Each Note matured on March 14, 2018, bears interest at a rate of 10% per annum payable at maturity, and is subject to acceleration in the event the Company becomes delinquent in its reporting obligation with the Securities and Exchange Commission and upon other customary events of default set forth in the Notes. The Warrants can be exercised on a cashless basis by the Investors, and the Company can require the Investors to exercise the Warrants on a cashless basis at any time following the six-month anniversary of the issuance date, provided that at such time (i) the volume weighted average price of the common stock has been greater than $0.25 for a period of thirty (30) consecutive trading days, and (ii) trading in the common stock has not been suspended by the Securities and Exchange Commission or the OTC Bulletin Board (or other exchange or market on which the Common Stock is trading).

On September 21, 2017, the Company sold 200,000 units at $0.17 per unit, consisting of 200,000 shares of common stock and 200,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $22,000.

On September 14, 2017, the Company entered into a Securities Purchase Agreement with Black Mountain Equities, Inc. and Gemini Master Fund, Ltd. (the “Investors”), pursuant to which the Company sold to each Investor, for a purchase price of $150,000, (i) a Promissory Note (a “Note”) in the principal amount of $158,000, and (ii) a Warrant exercisable until September 14, 2022 to purchase 1,500,000 shares of the Company’s common at a price of $0.14 per share (a “Warrant”), resulting in aggregate gross proceeds to the Company of $300,000. Each Note matured on December 9, 2017, bears interest at a rate of 10% per annum payable at maturity, and is subject to acceleration in the event the Company becomes delinquent in its reporting obligation with the Securities and Exchange Commission and upon other customary events of default set forth in the Notes. The Warrants can be exercised on a cashless basis by the Investors, and the Company can require the Investors to exercise the Warrants on a cashless basis at any time following the six-month anniversary of the issuance date, provided that at such time (i) the volume weighted average price of the common stock has been greater than $0.25 for a period of thirty (30) consecutive trading days, and (ii) trading in the common stock has not been suspended by the Securities and Exchange Commission or the OTC Bulletin Board (or other exchange or market on which the Common Stock is trading).

On September 7, 2017, the Company sold 300,000 units at $0.07 per unit, consisting of 300,000 shares of common stock and 300,000 warrants exercisable at $0.11 per share over the following 3 years, along with another 300,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $21,000.

On September 6, 2017, the Company sold 500,000 units at $0.11 per unit, consisting of 500,000 shares of common stock and 500,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $55,000.

On August 21, 2017, the Company sold 1,000,000 units at $0.11 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $110,000.

On August 8, 2017, the Company sold 208,333 units at $0.12 per unit, consisting of 208,333 shares of common stock and 208,333 warrants exercisable at $0.18 per share over the following 3 years to an individual investor for proceeds of $25,000.

On July 20, 2017, a promissory note went into default and the default provisions called for the automatic conversion into shares of common stock at a conversion rate of $0.04 per share, along with the issuance of the same number of warrants, exercisable at $0.08 per share. The warrants were issued on September 1, 2017 and vest on April 30, 2019, and are exercisable for 4 months thereafter. On July 1, 2017, the note was assigned to three different parties. Pursuant to the conversion, the note holders received an aggregate 632,706 shares in satisfaction of $25,000 of principal and $308 of interest on the debt.

On July 17, 2017, the Company sold 1,875,000 units at $0.16 per unit, consisting of 1,875,000 shares of common stock and 1,875,000 warrants exercisable at $0.21 per share over the following 3 years, along with another 1,875,000 warrants exercisable at $0.24 per share over the following 3 years, to an individual investor for proceeds of $300,000.

On July 5, 2017, a promissory note went into default and the default provisions called for the automatic conversion into shares of common stock at a conversion rate of $0.04 per share, along with the issuance of the same number of warrants, exercisable at $0.08 per share. The warrants were issued on September 1, 2017 and vest on April 30, 2019, and are exercisable for 4 months thereafter. Pursuant to the conversion, the note holder received 1,265,411 shares in satisfaction of $50,000 of principal and $616 of interest on the debt.

On June 29, 2017, the Company sold 500,000 units at $0.10 per unit, consisting of 500,000 shares of common stock and 500,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $50,000.

On June 21, 2017, the Company sold 1,000,000 units at $0.10 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $100,000.

On June 13, 2017, the Company sold 1,000,000 units at $0.05 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, along with another 1,000,000 warrants exercisable at $0.20 per share over the following 3 years, to an individual investor for proceeds of $50,000.

On June 13, 2017, the Company sold 1,000,000 units at $0.075 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, along with another 1,000,000 warrants exercisable at $0.20 per share over the following 3 years, to another individual investor for proceeds of $75,000.

On May 8, 2017, the Company entered into a Securities Purchase Agreement with Black Mountain Equities, Inc. and Gemini Master Fund, Ltd. (the “Investors”), pursuant to which the Company sold to each Investor, for a purchase price of $150,000, (i) a Promissory Note (a “Note”) in the principal amount of $165,000, and (ii) a Warrant exercisable until May 31, 2022 to purchase 1,500,000 shares of the Company’s common at a price of $0.14 per share (a “Warrant”), resulting in aggregate gross proceeds to the Company of $300,000. Each Note matures on November 8, 2017, bears interest at a rate of 10% per annum payable at maturity, and is subject to acceleration in the event the Company becomes delinquent in its reporting obligation with the Securities and Exchange Commission and upon other customary events of default set forth in the Notes. The Warrants can be exercised on a cashless basis by the Investors, and the Company can require the Investors to exercise the Warrants on a cashless basis at any time following the six-month anniversary of the issuance date, provided that at such time (i) the volume weighted average price of the common stock has been greater than $0.25 for a period of thirty (30) consecutive trading days, and (ii) trading in the common stock has not been suspended by the Securities and Exchange Commission or the OTC Bulletin Board (or other exchange or market on which the Common Stock is trading).

On January 26, 2017, the Company sold 14,000,000 units, consisting of 14,000,000 shares of common stock and 14,000,000 warrants exercisable at $0.05 per share over the following 2 years, to its CEO in exchange for proceeds of $350,000.

Warrants Granted (2016)

On November 21, 2016, the Company entered into a letter agreement (“Financing Agreement”) with SK L-43, LLC providing for the making of loans by the Investor to the Company, at the Investor’s option (i) in the aggregate principal amount of $925,000 by December 15, 2016 (the “Initial Advances”), and (ii) in the amounts of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017 (the “Additional Advances” and, together with the Initial Advances, the “Advances”).

Pursuant to the Financing Agreement, SK L-43, LLC was issued warrants to purchase shares of the Company’s common stock as additional consideration, as follows:

Advance Date	Advance Amount	Warrant A (Number of Warrant Shares)	Warrant A Exercise Price	Warrant B (Number of Warrant Shares)	Warrant B Exercise Price	Warrant C (Number of Warrant Shares)	Warrant C Exercise Price

November 02, 2016	$125,000.00	4,166,667	$0.03	4,166,667	$0.06	4,166,667	$0.06
November 21, 2016	$267,000.00	8,900,000	$0.03	8,900,000	$0.06	8,900,000	$0.06
December 02, 2016	$267,000.00	8,900,000	$0.03	8,900,000	$0.06	8,900,000	$0.06
December 19, 2016	$266,000.00	8,866,667	$0.03	8,866,667	$0.06	8,866,667	$0.06
Total	$925,000.00	30,833,334		30,833,334		30,833,334

Each Warrant will vest and become exercisable four months following its date of issuance and remain exercisable for a period of two years thereafter; provided, however, that if the Company’s Common Stock on each of the 30 trading days preceding the vesting date of a Warrant equals or exceeds 300% of the exercise price for such Warrant, then the Company will have the right to reduce the length of the exercise period for such Warrant to 45 days following delivery of notice to SK L-43, LLC.

On March 8, 2016, the Company granted detachable warrants pursuant to a $45,000 promissory note to acquire up to 9,000,000 shares of common stock, exercisable at $0.005 per share over a period from the origination date until four (4) months after the note is repaid. The fair value of the warrants is $7,400 and was amortized over the life of the loan as a debt discount. The note carried a default rate of 18% and an additional 1,000,000 warrants issued each 30 day period the note remained unpaid, however, the note was repaid out of the proceeds from the exercised warrants on August 5, 2016.

Common Stock Warrants Expired (2017)

On August 9, 2017, a total of 200,000 warrants with a strike price of $0.18 per share expired.

Common Stock Warrants Expired (2016)

On April 8, 2016, a total of 200,000 warrants with a strike price of $0.06 per share expired.

On March 28, 2016, a total of 2,000,000 warrants with a strike price of $0.06 per share expired.

On January 30, 2016, a total of 1,000,000 warrants with a strike price of $0.07 per share expired.

Common Stock Warrants Exercised (2017)

On June 23, 2017, a warrant holder exercised warrants to purchase 2,500,000 shares of common stock at $0.04 per share for proceeds of $100,000.

On June 9, 2017, a warrant holder exercised warrants to purchase 1,500,000 shares of common stock at $0.05 per share for proceeds of $75,000.

Common Stock Warrants Exercised (2016)

On August 5, 2016, the Company issued 9,000,000 shares of its common stock pursuant to the exercise of an equal number warrants in exchange for proceeds of $45,000 that were used to repay the corresponding First SCP Note.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2017.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.03 - $0.24	151,284,792	1.9 years	$0.03	151,284,792	$0.03

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31, 2017	December 31, 2016

Average risk-free interest rates	1.37%	1.13
Average expected life (in years)	2.58	2.40
Volatility	221%	238

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During 2017 and 2016, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2017 and 2016 was approximately $0.085 and $0.05 per warrant, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2015	13,400,000	$0.050
Warrants expired	(3,200,000)	(0.065)
Warrants granted	101,500,002	0.046
Warrants exercised	(9,000,000)	(0.005)

Balance, December 31, 2016	102,700,002	0.050
Warrants expired	(200,000)	(0.180)
Warrants granted	52,784,790	0.085
Warrants exercised	(4,000,000)	(0.040)

Balance, December 31, 2017	151,284,792	$0.030

Exercisable, December 31, 2017	151,284,792	$0.030